Insurance business - Reconciliation of amounts included in other comprehensive income for financial assets measured at fair value through other comprehensive income – contracts measured under the modified retrospective approach (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets, beginning balance	$ 2,948,360
Related income tax	26	$ 746	$ (2,348)
Financial assets, ending balance	2,923,319	2,948,360
Financial assets measured at fair value through other comprehensive income, category | Contracts under the modified retros- pective approach
Disclosure of financial assets [line items]
Financial assets, beginning balance	(670)	(973)
Net change in fair value	(153)	451
Net amount reclassified to profit or loss	3	(6)
Related income tax	39	(115)
Foreign exchange and other	45	(27)
Financial assets, ending balance	$ (736)	$ (670)	$ (973)